Notes on the Consolidated Balance Sheet	6 Months Ended
Jun. 30, 2018
Disclosure Of Consolidated Balance Sheet [Abstract]
Notes on the Consolidated Balance Sheet
Notes on the Consolidated Balance Sheets

4.1 Intangible assets

The following table shows the reconciliation of intangible assets for the six months ended June 30, 2018:

in € thousands	Internally generated software	Licenses and domains	Brands and trademarks	Purchased software	Other intangible assets	Intangible assets under development	Goodwill	Total
Purchase costs
January 1, 2018	3,869	232	5,093	—	5,458	1,090	23,184	38,926
Additions	70	12	—	—	136	1,214	—	1,432
Reclassification	—	14	—	—	—	(14)	—	—
Currency translation	50	—	71	—	31	1	572	725
June 30, 2018	3,989	258	5,164	—	5,625	2,291	23,756	41,083
Accumulated amortization and impairment
January 1, 2018	366	104	176	—	3,144	—	—	3,790
Additions	540	16	70	—	895	—	—	1,521
June 30, 2018	906	120	246	—	4,039	—	—	5,311
Remaining carrying amount
January 1, 2018	3,503	128	4,917	—	2,314	1,090	23,184	35,136
June 30, 2018	3,083	138	4,918	—	1,586	2,291	23,756	35,772

During the six months ended June 30, 2018, intangible assets under development increased from €1,090 thousand to €2,291 thousand. This increase results from capitalization of personnel-related development costs for a unified technology platform and the development of new software to allow dynamic psychology tests of potential subscribers before they log on to the platform.

4.2 Property, plant, and equipment

The following table shows the reconciliation of property, plant, and equipment for the six months ended June 30, 2018:

in € thousands	Leasehold improvement	Other and office equipment	Property, plant and equipment under construction	Total
Purchase costs
January 1, 2018	304	1,018	1,523	2,845
Additions	—	58	168	226
Disposals	—	(2)	—	(2)
Currency translation	—	2	—	2
June 30, 2018	304	1,076	1,691	3,071
Accumulated depreciation and impairment
January 1, 2018	118	645	—	763
Additions	29	86	—	115
Disposals	—	(1)	—	(1)
June 30, 2018	147	730	—	877
Remaining carrying amount
January 1, 2018	186	373	1,523	2,082
June 30, 2018	157	346	1,691	2,194
`

During the six months ended June 30, 2018, Spark Networks procured hardware and software to facilitate an upgrade of the Group's technological infrastructure. The addition of €168 thousand mainly related to the acquisition of IT hardware, the capitalization of third-party expenses and personnel costs. Completion of this project is expected in August 2018.

4.3 Shareholder’s Equity

Movements in equity components are presented in the consolidated statement of shareholders' equity.

Subscribed capital and capital reserve

There were no changes to subscribed capital, which was €1,317 thousand as of June 30, 2018. Capital reserves increased from €48,901 thousand as of January 1, 2018 to €49,041 thousand as of June 30, 2018 due to the exercise of stock options.

As of June 30, 2018, the Company had 1,295 thousand common shares outstanding, which are presented within equity.

Treasury shares

As of June 30, 2018, the Company held 22,030 (December 31, 2017: 23,667) ordinary shares as treasury shares, in accordance with local law. The treasury shares were exchanged without any consideration in the course of establishing the Chardonnay Trust in connection with the Affinitas / Spark Merger. The treasury shares are recognized at par value and deducted from the ordinary shares of subscribed capital outstanding at June 30, 2018.

4.4 Provisions

in € thousands	Provisions for refunds	Restructuring provisions	Other provisions	Total
January 1, 2018	120	30	1,026	1,176
- thereof non-current	—	—	17	17
- thereof current	120	30	1,009	1,159
Utilization	—	(30)	(28)	(58)
Addition	—	—	117	117
Reclassifications	(120)	—	—	(120)
Currency translation	—	—	28	28
June 30, 2018	—	—	1,143	1,143
- thereof non-current	—	—	17	17
- thereof current	—	—	1,126	1,126

On January 1, 2018, the provision for refunds within the financial statement caption Other current provisions of €120 thousand was reclassified to refund liability within the financial statement caption Other financial current liabilities.

4.5 Contract liability

The contract liability balance relates to the Group’s receipt of advance consideration from customers for subscription services, in which revenue is recognized over the subscription period. The contract liability balance increased by €937 thousand, because subscription sales were higher than subscription revenue recognized in the period due to the multi-month nature of our subscription offerings.

During the six months ended June 30, 2018, revenue of €17,726 thousand was realized, that was included in the beginning contract liability balance at January 1, 2018.

4.6 Long-term debt

On March 15, 2018, Spark Networks Services GmbH (f/k/a Affinitas GmbH), a limited liability company incorporated under the laws of Germany (“Affinitas”), and wholly-owned subsidiary of Spark Networks SE, entered into a termination agreement (the “Termination Agreement”) to its Loan Agreement dated as of September 2016 (the “Loan Agreement”), by and among Affinitas and certain persons and entities, including certain of its stockholders and officers, named as lenders thereunder (the “Lenders”), pursuant to which the Lenders had granted Affinitas certain loans with an interest rate of 8% per annum maturing on June 30, 2018 (the “Type A Loans”) and certain loans with an interest rate of 9% per annum maturing on March 31, 2019 (the “Type B Loans”) in an aggregate principal amount of €5,850 thousand (€1,850 thousand of which is under the Type A Loans and €4,000 thousand of which is under the Type B Loans). Pursuant to the terms of the Termination Agreement, in exchange for the early termination of the loans under the Loan Agreement effective as of March 15, 2018 and the repayment in full of the then outstanding principal amount of the loans under the Loan Agreement of €5,850 thousand, the parties agreed to an early termination fee of €307 thousand, consisting of a 2% fee on the repaid principal amount of the Type A loans and a 6.75% fee on the repaid principal amount of the Type B loans. In addition, the parties agreed that interest on the loans of approximately €40 thousand under the Loan Agreement was paid in full for the month of March 2018. All payments under the Termination Agreement were made on or before March 31, 2018.

On March 28, 2018, Spark Networks and Silicon Valley Bank entered into a four-year €25,000 thousand Senior Facilities Agreement. The Senior Facilities Agreement provides for a multicurrency term loan facility in an aggregate amount equal to €15,000 thousand (the “Term Loan Facility”) and a multicurrency revolving credit facility in an aggregate amount equal to €10,000 thousand (the “Revolving Credit Facility” and, together with the Term Loan Facility, the “Facilities”). In addition, subject to the terms and conditions of the Senior Facilities Agreement, including compliance with certain financial covenants, Spark Networks may incur additional incremental facilities in an aggregate amount of up to €35,000 thousand.

Borrowings under the Facilities bear interest at a rate equal to LIBOR for deposits in the applicable currency plus an applicable margin ranging from 2.5% to 3.0% to be determined based on the net leverage ratio (as defined in the Facilities) for the most recently completed 12 month period ending on the last day of the fiscal year or quarterly period as applicable. The applicable margin and interest rate in effect for borrowings under the Term Loan Facility as of June 30, 2018 is 2.5%.

In addition to paying interest on outstanding principal under the Facilities, Spark Networks is required to pay a commitment fee to the lenders under the Revolving Credit Facility in respect of the unutilized commitments thereunder. The commitment fee rate is 0.60% per annum, and the Revolving Credit Facility currently has €10,000 thousand of undrawn availability.

Upon closing, a one-time facility fee of €150 thousand was payable, of which €90 thousand was allocated to the Term Loan Facility and €60 thousand was allocated to the Revolving Credit Facility. The facility fee on the Term Loan Facility is reflected as a debt discount and is deducted from the carrying value of the borrowings and amortized using the effective interest method. The facility fee on the Revolving Credit Facility is capitalized as a prepayment and amortized through the maturity of the Facilities on March 31, 2022. The facility fee is amortized to Interest expense and similar charges in the Consolidated Statements of Operations and Comprehensive Loss.

The Facilities contain a number of covenants that, among other things, restrict, subject to certain exceptions, the Company's ability and the ability of its subsidiaries to: incur additional indebtedness, create liens, engage in mergers or consolidations, sell or transfer assets, pay dividends and distributions and make share repurchases, make certain acquisitions, engage in certain transactions with affiliates, and change lines of business.

In addition, the Facilities require the following financial covenants to be maintained: (i) a fixed charge coverage ratio (as defined in the Facilities) of no less than 1:25 to 1:00 (other than for the first quarter of 2019 when it shall be no less than 1.10 to 1.00), (ii) a net leverage ratio of no greater than 2.50 to 1.00 (declining to 2.25 to 1.00 for 12-month periods ending June 30, 2019, September 30, 2019, December 31, 2019, and March 31, 2020, and declining further to 2.00 to 1.00 for 12-month periods ending June 30, 2020 and thereafter), and (iii) a minimum liquidity threshold of €5,000 thousand until March 31, 2019, consisting of available cash funds and availability under the Revolving Credit Facility. The Facilities also contain certain customary affirmative covenants and events of default, including a change of control. Spark Networks is in compliance with all of its debt covenants as of June 30, 2018.

The Term Loan Facility amortizes in equal quarterly installments of €938 thousand commencing on June 29, 2018, while principal amounts outstanding under the Revolving Credit Facility are due and payable in full at maturity. As of June 30, 2018, the outstanding principal balance of the Term Loan Facility is €13,973 thousand, and there were no outstanding borrowings under the Revolving Credit Facility.